Nationwide Destination 2055 Fund Annual Fund Operating Expenses - Nationwide Destination 2055 Fund	Oct. 31, 2025
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.97%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	1.22%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.47%
Institutional Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.33%
Expenses (as a percentage of Assets)	0.72%